Debt - Additional Information (Details)							1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 29, 2019 CAD ($)	Jun. 27, 2019 CAD ($) Tranche	Jun. 05, 2019 CAD ($)	May 22, 2019 CAD ($)	Apr. 01, 2019	Feb. 22, 2019 CAD ($)	Aug. 31, 2019 CAD ($)	Mar. 31, 2020	Dec. 31, 2019 CAD ($)	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019 CAD ($) Financial_covenant	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Aug. 31, 2019 $ / shares shares	Jun. 01, 2019 CAD ($)	Apr. 10, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest payment												$ 5,714,000
Repayment of principal												32,871,000
Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount						$ 30,000,000			$ 30,000,000			$ 30,000,000
Interest rate						9.00%			9.00%			9.00%
Maturity												May 15, 2019
Repayment of principal				$ 30,000,000
Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount									$ 10,000,000			$ 10,000,000											$ 10,000,000
Interest rate									9.50%			9.50%
Maturity												Sep 30, 2019
Repayment of principal		$ 10,000,000
Loan Agreement | New Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																							$ 3,000,000
Interest rate																							9.50%
Note Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount									$ 7,000,000			$ 7,000,000
Maturity												Feb 22, 2019
Repayment of principal						$ 7,000,000
Extension fee						$ 1,900,000
Promissory Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount									6,931,000			$ 6,931,000
Interest rate			1.00%
Maturity												Mar 25, 2019
Interest rate												1.0% per month
Repayment of principal			$ 6,900,000
Syndicated Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	$ 90,000,000								90,000,000			$ 90,000,000
Bankers acceptance rate	1.00%
Debt repayment period	10 years
Restricted cash									10,000,000			10,000,000
Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	$ 84,000,000								84,000,000			$ 84,000,000
Maturity												Aug 27, 2021
Interest rate												Prime + 2.5%
Syndicated Credit Agreement | Operating Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	6,000,000								6,000,000			$ 6,000,000
Maturity												Aug 27, 2021
Interest rate												Prime + 2.5%
Syndicated Credit Agreement | Facility 5 & 7
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate												prime plus 2.25%
Credit Facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity												P5Y
Number of financial covenants | Financial_covenant												2
Credit facilities repaid	$ 49,000,000
Credit Facilities | Facility 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																								$ 29,500,000
Credit Facilities | Facility 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																						$ 5,000,000		5,000,000
Credit Facilities | Facility 4
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																								$ 14,000,000
Credit Facilities | Facility 5
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																						29,500,000
Credit Facilities | Facility 7
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount																						$ 14,000,000
Credit Facilities | Facility 5 & 7
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount									43,500,000			$ 43,500,000
Maturity												Aug 16, 2020
Interest rate												Prime + 2.25%
Letters of Credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Restricted cash									5,300,000			$ 5,300,000
Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount									$ 115,000,000			$ 115,000,000
Interest rate		9.75%							9.75%			9.75%
Restricted cash									$ 10,000,000			$ 10,000,000
Maturity		July 27, 2023
Interest payment												2,800,000
Minimum amount of defer interest payment									1,200,000			$ 1,200,000
Number of financial covenants | Financial_covenant												3
Number of tranches | Tranche		2
Fair value adjustment to finance expense upon reclassification from a derivative liability to equity							$ 2,200,000
Term Debt Facility | First tranche and second tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount		$ 159,600,000
Debt original issue discount		6.00%
Debt upfront fees		$ 2,400,000
Term Debt Facility | First Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount		$ 115,000,000							$ 115,000,000			$ 115,000,000
Interest rate									9.75%			9.75%
Maturity												Jul 27, 2023
Number of warrants issued | shares																					957,225
Warrant exercise price | $ / shares																					$ 21.63
Term Debt Facility | First Installment
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings outstanding repayment percentage		5.00%
Term Debt Facility | Second Installment
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings outstanding repayment percentage		1.25%
Term Debt Facility | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued | shares																					1,495,665
Warrant exercise price | $ / shares																					$ 20.76
Term Debt Facility | Financial Covenants 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of square footage of existing facilities need to maintain												60.00%
Top of Range | Syndicated Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	4.00%
Top of Range | Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	2.50%
Top of Range | Credit Facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount	$ 50,000,000
Top of Range | Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity												April 20, 2020
Bottom of Range | Syndicated Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	2.75%
Bottom of Range | Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	1.25%
Bottom of Range | Credit Facilities | Covenant one
Disclosure Of Detailed Information About Borrowings [Line Items]
Working capital ratio required					1.25					1.15
Bottom of Range | Credit Facilities | Covenant two
Disclosure Of Detailed Information About Borrowings [Line Items]
Fixed charge coverage ratio required											1.50
Bottom of Range | Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity												April 1, 2020
Principal amount of debt									$ 75,000,000			$ 75,000,000
Bottom of Range | Term Debt Facility | Financial Covenants 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of gross margin									20.00%
Bottom of Range | Term Debt Facility | Financial Covenants 1 | Plant Business
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of gross margin								20.00%
Bottom of Range | Term Debt Facility | Financial Covenants 2 | Major business combination | U K
Disclosure Of Detailed Information About Borrowings [Line Items]
Leverage ratio													9.00%	9.00%	9.00%	9.00%	11.00%	11.00%	11.00%	11.00%
Bottom of Range | Term Debt Facility | Financial Covenants 3 | Major business combination | Consolidated Operations
Disclosure Of Detailed Information About Borrowings [Line Items]
Leverage ratio													4.50%	4.50%	4.50%	4.50%	6.00%	6.00%	6.00%	6.00%